Business Combination and Branch Sales - Information about Loans Acquired in Transfer (Detail) $ in Thousands	Oct. 09, 2015 USD ($)
Business Acquisition [Line Items]
Fair value of acquired loans	$ 89,901
Non Credit Impaired Loans [Member]
Business Acquisition [Line Items]
Contractually required principal	88,848
Cash flows expected to be collected	88,848
Accretable yield	(587)
Fair value of acquired loans	88,261
Purchase Credit Impaired Loans [Member]
Business Acquisition [Line Items]
Contractually required principal	2,146
Non-accretable difference (expected losses)	(506)
Cash flows expected to be collected	1,640
Fair value of acquired loans	$ 1,640